Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

05069333

1-11986

NYSE

November 17, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, TANGER FACTORY OUTLET CENTERS INC., Class C Preferred Shares, $0.01 par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 17, 2005. Tentative listing date – November 21, 2005.

Sincerely,

Parod Madho